Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 788	$ 301	$ 381
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	(64)	(42)	36
Dividend income	$ 33	$ 44	$ 38